Shareholder Report, Average Annual Return (Details)	9 Months Ended		12 Months Ended	60 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Without Sales Load [Member] | C000247204
Average Annual Return [Line Items]
Average Annual Return, Percent	6.06%		0.00%	0.00%
Without Sales Load [Member] | C000247205
Average Annual Return [Line Items]
Average Annual Return, Percent	6.12%		0.00%	0.00%
Without Sales Load [Member] | C000247206
Average Annual Return [Line Items]
Average Annual Return, Percent		7.60%	0.00%	0.00%
Without Sales Load [Member] | C000247207
Average Annual Return [Line Items]
Average Annual Return, Percent		7.60%	0.00%	0.00%
Harbor Index: S&P 500 Index(GZ5K Only)
Average Annual Return [Line Items]
Average Annual Return, Percent	18.53%		0.00%	0.00%
Harbor Index: S&P 500 Index(GZ5K Only)
Average Annual Return [Line Items]
Average Annual Return, Percent	18.53%		0.00%	0.00%
Harbor Index: S&P 500 Index(GZ5Q Only)
Average Annual Return [Line Items]
Average Annual Return, Percent		17.06%	0.00%	0.00%
Harbor Index: S&P 500 Index(GZ5Q Only)
Average Annual Return [Line Items]
Average Annual Return, Percent		17.06%	0.00%	0.00%
Harbor Index: Bloomberg Commodity Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.62%		0.00%	0.00%
Harbor Index: Bloomberg Commodity Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.62%		0.00%	0.00%
Harbor Index: Russell 2000® Index (GZ5Q Only)
Average Annual Return [Line Items]
Average Annual Return, Percent		11.20%	0.00%	0.00%
Harbor Index: Russell 2000® Index (GZ5Q Only)
Average Annual Return [Line Items]
Average Annual Return, Percent		11.20%	0.00%	0.00%